LEASES - Additionl information (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jul. 01, 2019 USD ($)	Jul. 01, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets (including Nil and 803,503 ($113,654) from a related party as of June 30, 2019 and 2020, respectively)	$ 360,681	¥ 2,549,914			¥ 0
operating lease liabilities	$ 359,146	¥ 2,539,064
ASU 2016-02 | Restatement
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets (including Nil and 803,503 ($113,654) from a related party as of June 30, 2019 and 2020, respectively)			$ 173,834	¥ 1,228,963
operating lease liabilities			$ 173,834	¥ 1,228,963
Minimum
Lessee, Lease, Description [Line Items]
Lease term	1 year	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease term	3 years	3 years